Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Issued Share Capital [Line Items]
Shares	147,192,930	147,192,930
Capital (US$)	$ 14,720	$ 14,720
Class A
Disclosure Of Issued Share Capital [Line Items]
Shares	54,247,500	54,247,500
Capital (US$)	$ 5,425	$ 5,425
Class B
Disclosure Of Issued Share Capital [Line Items]
Shares	92,945,430	92,945,430
Capital (US$)	$ 9,295	$ 9,295